Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
14.1	Types of property, plant and equipment

Description of types of property, plant and equipment	12/31/2017 ThUS$	12/31/2016 ThUS$
Property, plant and equipment, net
Land	32,739	32,702
Buildings	230,319	237,585
Other property, plant and equipment	24,862	26,417
Transport equipment	3,257	3,355
Supplies and accessories	1,872	1,773
Office equipment	487	3,642
Network and communication equipment	1,050	1,686
Mining assets	16,237	24,643
IT equipment	3,401	366
Energy generating assets	7,861	8,191
Constructions in progress	165,054	170,710
Machinery, plant and equipment (1)	950,054	1,021,640
Total	1,437,193	1,532,710

Property, plant and equipment, gross
Land	32,739	32,702
Buildings	610,264	582,082
Other property, plant and equipment	244,831	253,555
Transport equipment	11,195	10,819
Supplies and accessories	19,498	18,259
Office equipment	11,105	17,731
Network and communication equipment	7,356	7,522
Mining assets	129,028	158,514
IT equipment	27,038	20,316
Energy generating assets	36,643	34,812
Constructions in progress	165,054	170,710
Machinery, plant and equipment	2,938,287	2,833,819
Total	4,233,038	4,140,841

Accumulated depreciation and value impairment of property, plant and equipment, total
Accumulated depreciation and impairment of buildings	379,945	344,497
Accumulated depreciation and impairment of other property, plant and equipment	219,969	227,138
Accumulated depreciation and impairment of transport equipment	7,938	7,464
Accumulated depreciation and impairment of supplies and accessories	17,626	16,486
Accumulated depreciation and impairment of office equipment	10,618	14,089
Accumulated depreciation and impairment of network and communication equipment	6,306	5,836
Accumulated depreciation and impairment of mining assets	112,791	133,871
Accumulated depreciation and impairment of IT equipment	23,637	19,950
Accumulated depreciation and impairment of energy generating assets	28,782	26,621
Accumulated depreciation and impairment of machinery, plant and equipment	1,988,233	1,812,179
Total	2,795,845	2,608,131

(1)       The detail of machinery, plant and equipment is as follows:

Description of classes of property, plant and equipment	12/31/2017 ThUS$	31/12/2016 ThUS$
Property, plant and equipment, net
Pumps	33,614	40,306
Conveyor belt	24,832	28,307
Crystallizer	15,519	17,585
Plant equipment	186,885	208,137
Water tanks	11,296	10,614
Filter	18,572	21,484
Facilities/electrical equipment	105,600	111,876
Other machinery, plant and equipment	72,812	57,298
Piping	113,641	124,699
Pond	275,731	299,956
Well	46,802	50,647
Parts	44,750	50,731
Total	950,054	1,021,640

Disclosure of reconciliation of changes in property, plant and equipment [Text Block]
Reconciliation of changes in property, plant and equipment by class as of December 31, 2017, net amount	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance	32,702	237,585	26,417	3,355	1,773	3,642	1,686	24,643	366	8,191	170,710	1,021,640	1,532,710
Changes
Additions	-	189	541	-	115	42	12	-	899	122	158,797	26,067	186,784
Disposals	-	(1)	(1)	(9)	-	(20)	-	1	(32)	-	(16,761)	(164)	(16,987)
Depreciation expense	-	(33,306)	(6,759)	(730)	(1,047)	(357)	(665)	(10,638)	(909)	(2,184)	-	(175,770)	(232,365)
Impairment	-	-	-	-	-	-	-	-	-	-	-	-	-
Increase (decrease) in foreign currency translation difference	45	68	-	(1)	-	-	-	-	(13)	-	1	60	160
Reclassifications	-	23,274	8,293	664	934	103	98	596	76	1,735	(120,668)	84,768	(127)
Other increases (decreases) (*)	403	2,566	(3,629)	(22)	97	(2,923)	(81)	1,635	3,014	(3)	(27,025)	(6,547)	(32,515)
Decreases for classification as held for sale (1)	(411)	(56)	-	-	-	-	-	-	-	-	-	-	(467)
Total changes	37	(7,266)	(1,555)	(98)	99	(3,155)	(636)	(8,406)	3,035	(330)	(5,656)	(71,586)	(95,517)
Closing balance	32,739	230,319	24,862	3,257	1,872	487	1,050	16,237	3,401	7,861	165,054	950,054	1,437,193

(*) The net balance of other increases (decreases) corresponds to all those items that are reclassified to or from property, plant and equipment. They can have the following origin:1) work in progress which is expensed to profit or loss, forming part of operating costs or other expenses per function, as appropriate, 2) the variation representing the purchase and use of materials and spare parts, 3) projects corresponding mainly to exploration expenditures and ground studies that are reclassified to the item other non-current financial assets, 4) assets for retirement obligations and 5) software that is reclassified to Intangibles.

(1) Any property, plant and equipment (disposal group) that, at the closing date of the financial statements, is subject to a commitment for sale or where the sales process has been initiated and where the sale is expected to occur within twelve months of that date, is classified by the Company as non-current assets held for sale.

These assets or disposal groups are valued at the lower of carrying amount or the estimated sales value less the costs to sell and stop being amortized from the moment they are classified as non-current assets held for sale.

Reconciliation of changes in property, plant and equipment by class as of December 31, 2016, gross amount	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance	34,589	564,708	248,493	16,170	17,877	18,858	7,323	157,481	19,732	34,579	151,831	2,751,631	4,023,272
Changes
Additions	-	-	545	49	-	753	-	-	-	-	145,605	2,146	149,098
Disposals	-	-	(753)	(5,540)	(28)	(1)	-	-	-	-	(3,370)	(1,165)	(10,857)
Increase (decrease) in foreign currency translation difference	28	1	65	8	-	52	-	-	-	-	-	19	173
Reclassifications	-	17,373	5,809	277	410	51	199	1,033	584	233	(101,104)	80,987	5,852
Other increases (decreases) (*)	(24)	-	(410)	(145)	-	(1,982)	-	-	-	-	(22,252)	201	(24,612)
Decreases for classification as held for sale (1)	(1.891)	-	(194)	-	-	-	-	-	-	-	-	-	(2,085)
Total changes	(1,887)	17,374	5,062	(5,351)	382	(1,127)	199	1,033	584	233	18,879	82,188	117,569
Closing balance	32,702	582,082	253,555	10,819	18,259	17,731	7,522	158,514	20,316	34,812	170,710	2,833,819	4,140,841

Reconciliation of changes in property, plant and equipment by class as of December 31, 2016, accumulated depreciation	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance	-	(310,676)	(196,262)	(12,355)	(13,870)	(15,393)	(5,041)	(122,034)	(18,770)	(23,332)	-	(1,621,963)	(2,339,696)
Changes
Disposals	-	-	-	5,540	28	-	-	-	-	-	-	759	6,327
Depreciation expense	-	(33,470)	(7,288)	(683)	(2,265)	(845)	(774)	(11,837)	(1,179)	(2,374)	-	(178,942)	(239,657)
Impairment	-	(338)	(23,861)	(81)	(379)	(1)	(21)	-	(1)	(915)	-	(5,985)	(31,582)
Increase (decrease) in foreign currency translation difference	-	(13)	(14)	(14)	-	(28)	-	-	-	-	-	-	(69)
Reclassifications	-	-	-	-	-	-	-	-	-	-	-	(5,852)	(5,852)
Other increases (decreases) (*)	-	-	258	129	-	2,178	-	-	-	-	-	(196)	2,369
Decreases for classification as held for sale (1)	-	-	29	-	-	-	-	-	-	-	-	-	29
Total changes	-	(33,821)	(30,876)	4,891	(2,616)	1,304	(795)	(11,837)	(1,180)	(3,289)	-	(190,216)	(268,435)
Closing balance	-	(344,497)	(227,138)	(7,464)	(16,486)	(14,089)	(5,836)	(133,871)	(19,950)	(26,621)	-	(1,812,179)	(2,608,131)

Reconciliation of changes in property, plant and equipment by class as of December 31, 2016, net amount	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance	34,589	254,032	52,231	3,815	4,007	3,465	2,282	35,447	962	11,247	151,831	1,129,668	1,683,576
Changes
Additions	-	-	545	49	-	753	-	-	-	-	145,605	2,146	149,098
Disposals	-	-	(753)	-	-	(1)	-	-	-	-	(3,370)	(406)	(4,530)
Depreciation expense	-	(33,470)	(7,288)	(683)	(2,265)	(845)	(774)	(11,837)	(1,179)	(2,374)	-	(178,942)	(239,657)
Impairment	-	(338)	(23,861)	(81)	(379)	(1)	(21)	-	(1)	(915)	-	(5,985)	(31,582)
Increase (decrease) in foreign currency translation difference	28	(12)	51	(6)	-	24	-	-	-	-	-	19	104
Reclassifications	-	17,373	5,809	277	410	51	199	1,033	584	233	(101,104)	75,135	-
Other increases (decreases) (*)	(24)	-	(152)	(16)	-	196	-	-	-	-	(22,252)	5	(22,243)
Disminuciones por clasificar como mantenidos para la venta (1)	(1.891)	-	(165)	-	-	-	-	-	-	-	-	-	(2.056)
Total changes	(1,887)	(16,447)	(25,814)	(460)	(2,234)	177	(596)	(10,804)	(596)	(3,056)	18,879	(108,028)	(150,866)
Closing balance	32,702	237,585	26,417	3,355	1,773	3,642	1,686	24,643	366	8,191	170,710	1,021,640	1,532,710

(*) The net balance of other increases (decreases) corresponds to all those items that are reclassified to or from property, plant and equipment. They can have the following origin:1) work in progress which are expensed to profit or loss, forming part of operating costs or other expenses per function, as appropriate, 2) the variation representing the purchase and use of materials and spare parts, 3) projects corresponding mainly to exploration expenditures and ground studies that are reclassified to the item other non-current financial assets, 4) Software that is reclassified to Intangibles.

Disclosure of detailed information about available for sale noncurrent assets [Text Block]
The following table shows the main classes of non-current assets held for sale:

Assets held for sale	12/31/2017	12/31/2016
	ThUS$	ThUS$

Land	1,480	1,891
Facilities and fixtures	109	165
Total	1,589	2,056